Pension and Post-Retirement and Post-Employment Benefits - Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans (Detail)	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees
Life Expectancy At Age Sixty Five [Member] | Male [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy at particular age	23	20
Life Expectancy At Age Sixty Five [Member] | Female [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy at particular age	25	22
Life Expectancy At Age Forty Five [Member] | Male [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy at particular age	24	21
Life Expectancy At Age Forty Five [Member] | Female [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy at particular age	26	23